Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at beginning of period	¥ (51,215)	¥ (49,927)	¥ (35,708)
Change of valuation allowance	(4,302)	(1,288)	(14,219)
Balance at end of period	¥ (55,517)	¥ (51,215)	¥ (49,927)